December 31, 2001	• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Annual
    Report

PACIFIC SELECT EXEC

TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$50,228

Aggressive Growth Portfolio		$29,294

Emerging Markets Portfolio			$19,522

Diversified Research Portfolio				$17,372

Small-Cap Equity Portfolio					$51,762

International Large-Cap Portfolio						$85,018

I-Net Tollkeeper Portfolio							$22,652

Financial Services Portfolio								$11,249

Receivables:

Due from Pacific Life & Annuity Company		1,613	2	1,622	270		1	6

Fund shares redeemed	101					51

Total Assets	50,329	30,907	19,524	18,994	52,032	85,069	22,653	11,255

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	101					51

Fund shares purchased		1,613	2	1,622	270		1	6

Total Liabilities	101	1,613	2	1,622	270	51	1	6

NET ASSETS	$50,228	$29,294	$19,522	$17,372	$51,762	$85,018	$22,652	$11,249

Shares Owned in each Portfolio	6,173	3,652	3,179	1,629	2,974	13,371	5,051	1,216

Cost of Investments	$50,127	$28,097	$17,803	$15,679	$49,516	$84,695	$26,469	$10,859

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$15,224

Technology Portfolio		$27,373

Telecommunications Portfolio			$10,814

Multi-Strategy Portfolio				$40,195

Equity Income Portfolio					$134,782

Strategic Value Portfolio						$6,356

Growth LT Portfolio							$129,903

Focused 30 Portfolio								$211

Receivables:

Due from Pacific Life & Annuity Company			5	1	12	610

Fund shares redeemed		65					69	3

Total Assets	15,224	27,438	10,819	40,196	134,794	6,966	129,972	214

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company		65					69	3

Fund shares purchased			5	1	12	610

Total Liabilities		65	5	1	12	610	69	3

NET ASSETS	$15,224	$27,373	$10,814	$40,195	$134,782	$6,356	$129,903	$211

Shares Owned in each Portfolio	1,649	4,634	2,032	2,713	6,425	725	6,988	30

Cost of Investments	$14,766	$24,121	$10,861	$39,637	$128,919	$5,988	$147,615	$191

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account

ASSETS

Investments:

Mid-Cap Value Portfolio	$90,080

International Value Portfolio		$119,938

Capital Opportunities Portfolio			$30,248

Mid-Cap Growth Portfolio				$17,806

Global Growth Portfolio					$9,814

Equity Index Portfolio						$203,672

Small-Cap Index Portfolio							$18,006

REIT Portfolio								$30,098

Receivables:

Due from Pacific Life & Annuity Company	3,283	1,617	17	1,197			1,094	308

Fund shares redeemed					7	10

Total Assets	93,363	121,555	30,265	19,003	9,821	203,682	19,100	30,406

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company					7	10

Fund shares purchased	3,283	1,617	17	1,197			1,094	308

Total Liabilities	3,283	1,617	17	1,197	7	10	1,094	308

NET ASSETS	$90,080	$119,938	$30,248	$17,806	$9,814	$203,672	$18,006	$30,098

Shares Owned in each Portfolio	6,359	9,945	3,585	2,193	1,154	6,894	1,747	2,352

Cost of Investments	$82,520	$121,654	$27,839	$16,636	$9,572	$207,949	$18,124	$28,750

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

ASSETS

Investments:

Inflation Managed Portfolio (1)	$73,486

Managed Bond Portfolio		$146,390

Money Market Portfolio			$1,187,925

High Yield Bond Portfolio				$30,891

Equity Portfolio					$19,411

Aggressive Equity Portfolio						$35,750

Large-Cap Value Portfolio							$75,609

Receivables:

Due from Pacific Life & Annuity Company			66,382	1,644	1	1

Fund shares redeemed	25	130					38

Total Assets	73,511	146,520	1,254,307	32,535	19,412	35,751	75,647

LIABILITIES

Payables:

Due to Pacific Life & Annuity Company	25	130					38

Fund shares purchased			66,382	1,644	1	1

Total Liabilities	25	130	66,382	1,644	1	1	38

NET ASSETS	$73,486	$146,390	$1,187,925	$30,891	$19,411	$35,750	$75,609

Shares Owned in each Portfolio	6,849	13,273	117,744	4,372	1,010	3,897	6,443

Cost of Investments	$73,922	$146,905	$1,188,609	$32,059	$19,424	$34,702	$73,807

(1)	Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)

INVESTMENT INCOME

Dividends	$26		$29	$20	$3,327	$316		$28

Net Investment Income	26		29	20	3,327	316		28

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(466)	($238)	(545)	(374)	(2,320)	(2,355)	($4,447)	(216)

Net unrealized appreciation (depreciation) on investments	101	1,197	1,829	1,669	2,575	539	(1,119)	390

Net Realized and Unrealized Gain (Loss) on Investments	(365)	959	1,284	1,295	255	(1,816)	(5,566)	174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($339)	$959	$1,313	$1,315	$3,582	($1,500)	($5,566)	$202

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001

	Health Sciences Variable Account (1)	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account (1)	Growth LT Variable Account	Focused 30 Variable Account (1)

INVESTMENT INCOME

Dividends (2)			$10	$644	$855	$10	$11,777

Net Investment Income			10	644	855	10	11,777

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	($7)	($131)	(482)	(773)	(1,532)	(166)	(13,067)	($3)

Net unrealized appreciation (depreciation) on investments	458	3,252	(47)	843	5,961	368	(14,371)	20

Net Realized and Unrealized Gain (Loss) on Investments	451	3,121	(529)	70	4,429	202	(27,438)	17

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$451	$3,121	($519)	$714	$5,284	$212	($15,661)	$17

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

(2)	Pacific Select Fund had declared dividends on the Focused 30 Portfolio during 2001. The total amounts received by the corresponding Variable Account were below $500 for the period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account

INVESTMENT INCOME

Dividends	$1,518	$1,070	$35			$1,536	$1,460	$762

Net Investment Income	1,518	1,070	35			1,536	1,460	762

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(979)	(1,735)	(320)	($98)	($11)	(1,660)	(1,606)	(115)

Net unrealized appreciation (depreciation) on investments	7,276	(1,930)	2,409	1,170	242	(3,433)	(141)	1,331

Net Realized and Unrealized Gain (Loss) on Investments	6,297	(3,665)	2,089	1,072	231	(5,093)	(1,747)	1,216

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,815	($2,595)	$2,124	$1,072	$231	($3,557)	($287)	$1,978

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INVESTMENT INCOME

Dividends	$930	$3,035	$36,553	$2,455	$596		$1,032

Net Investment Income	930	3,035	36,553	2,455	596		1,032

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(84)	(121)	(913)	(5,105)	(962)	($2,770)	(1,352)

Net unrealized appreciation (depreciation) on investments	(573)	(586)	(569)	(1,107)	101	1,406	1,381

Net Realized and Unrealized Gain (Loss) on Investments	(657)	(707)	(1,482)	(6,212)	(861)	(1,364)	29

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$273	$2,328	$35,071	($3,757)	($265)	($1,364)	$1,061

(1)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$26		$29	$20	$3,327	$316		$28

Net realized loss from security transactions	(466)	($238)	(545)	(374)	(2,320)	(2,355)	($4,447)	(216)

Net unrealized appreciation (depreciation) on investments	101	1,197	1,829	1,669	2,575	539	(1,119)	390

Net Increase (Decrease) in Net Assets Resulting from Operations	(339)	959	1,313	1,315	3,582	(1,500)	(5,566)	202

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	10,047	2,384	7,554	19,529	21,338	30,965	7,231	3,913

Transfers between variable accounts, net	43,974	27,433	12,288	2,908	32,536	62,190	16,382	8,870

Transfers—policy charges and deductions	(3,364)	(1,472)	(2,850)	(2,298)	(7,035)	(9,971)	(3,594)	(496)

Transfers—other	(90)	(10)	(414)	(4,976)	(3,350)	(3,342)	(280)	(1,240)

Net Increase in Net Assets Derived from Policy Transactions	50,567	28,335	16,578	15,163	43,489	79,842	19,739	11,047

NET INCREASE IN NET ASSETS	50,228	29,294	17,891	16,478	47,071	78,342	14,173	11,249

NET ASSETS

Beginning of Year			1,631	894	4,691	6,676	8,479

End of Year	$50,228	$29,294	$19,522	$17,372	$51,762	$85,018	$22,652	$11,249

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001

	Health Sciences Variable Account (1)	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account (1)	Growth LT Variable Account	Focused 30 Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income			$10	$644	$855	$10	$11,777

Net realized loss from security transactions	($7)	($131)	(482)	(773)	(1,532)	(166)	(13,067)	($3)

Net unrealized appreciation (depreciation) on investments	458	3,252	(47)	843	5,961	368	(14,371)	20

Net Increase (Decrease) in Net Assets Resulting from Operations	451	3,121	(519)	714	5,284	212	(15,661)	17

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	6,128	3,234	2,602	17,054	37,120	2,762	32,392	122

Transfers between variable accounts, net	10,976	22,506	10,438	21,254	97,759	4,940	116,641	177

Transfers—policy charges and deductions	(1,136)	(1,116)	(482)	(4,543)	(8,561)	(1,613)	(20,604)	(106)

Transfers—other	(1,195)	(372)	(1,225)	(4,035)	(4,451)	55	(1,745)	1

Net Increase in Net Assets Derived from Policy Transactions	14,773	24,252	11,333	29,730	121,867	6,144	126,684	194

NET INCREASE IN NET ASSETS	15,224	27,373	10,814	30,444	127,151	6,356	111,023	211

NET ASSETS

Beginning of Year				9,751	7,631		18,880

End of Year	$15,224	$27,373	$10,814	$40,195	$134,782	$6,356	$129,903	$211

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$1,518	$1,070	$35			$1,536	$1,460	$762

Net realized loss from security transactions	(979)	(1,735)	(320)	($98)	($11)	(1,660)	(1,606)	(115)

Net unrealized appreciation (depreciation) on investments	7,276	(1,930)	2,409	1,170	242	(3,433)	(141)	1,331

Net Increase (Decrease) in Net Assets Resulting from Operations	7,815	(2,595)	2,124	1,072	231	(3,557)	(287)	1,978

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	42,478	29,817	1,296	3,740	136	55,114	3,694	9,058

Transfers between variable accounts, net	60,725	91,778	27,830	15,222	9,577	149,665	22,589	22,464

Transfers—policy charges and deductions	(22,081)	(9,224)	(975)	(986)	(130)	(13,928)	(11,294)	(3,472)

Transfers—other	(4,558)	(64)	(27)	(1,242)		(330)	34	(621)

Net Increase in Net Assets Derived from Policy Transactions	76,564	112,307	28,124	16,734	9,583	190,521	15,023	27,429

NET INCREASE IN NET ASSETS	84,379	109,712	30,248	17,806	9,814	186,964	14,736	29,407

NET ASSETS

Beginning of Year	5,701	10,226				16,708	3,270	691

End of Year	$90,080	$119,938	$30,248	$17,806	$9,814	$203,672	$18,006	$30,098

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$930	$3,035	$36,553	$2,455	$596		$1,032

Net realized loss from security transactions	(84)	(121)	(913)	(5,105)	(962)	($2,770)	(1,352)

Net unrealized appreciation (depreciation) on investments	(573)	(586)	(569)	(1,107)	101	1,406	1,381

Net Increase (Decrease) in Net Assets Resulting from Operations	273	2,328	35,071	(3,757)	(265)	(1,364)	1,061

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	15,084	33,899	2,387,418	3,994	9,944	19,469	40,885

Transfers between variable accounts, net	53,395	114,499	(1,178,044)	38,759	11,433	28,867	37,756

Transfers—policy charges and deductions	(7,000)	(10,690)	(155,812)	(12,112)	(2,967)	(13,350)	(17,795)

Transfers—other	(14)	(726)	(5,845)	7	40	(764)	(2,430)

Net Increase in Net Assets Derived from Policy Transactions	61,465	136,982	1,047,717	30,648	18,450	34,222	58,416

NET INCREASE IN NET ASSETS	61,738	139,310	1,082,788	26,891	18,185	32,858	59,477

NET ASSETS

Beginning of Year	11,748	7,080	105,137	4,000	1,226	2,892	16,132

End of Year	$73,486	$146,390	$1,187,925	$30,891	$19,411	$35,750	$75,609

(1)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000

	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Growth LT Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income		$1	$13	$5		$47	$11	$40	$12	$15

Net realized gain (loss) from security transactions	($226)		(72)	(70)	($66)	(6)		(111)	7	(116)

Net unrealized appreciation (depreciation) on investments	(109)	24	(330)	(217)	(2,698)	(285)	(98)	(3,342)	284	214

Net Increase (Decrease) in Net Assets Resulting from Operations	(335)	25	(389)	(282)	(2,764)	(244)	(87)	(3,413)	303	113

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	138		281	281		56		820	140	688

Transfers between variable accounts, net	2,049	885	5,112	7,166	11,501	10,124	7,938	22,441	5,713	10,033

Transfers—policy charges and deductions	(241)	(16)	(342)	(538)	(258)	(184)	(220)	(902)	(430)	(639)

Transfers—other	20		29	49		(1)		(66)	(25)	31

Net Increase in Net Assets Derived from Policy Transactions	1,966	869	5,080	6,958	11,243	9,995	7,718	22,293	5,398	10,113

NET INCREASE IN NET ASSETS	1,631	894	4,691	6,676	8,479	9,751	7,631	18,880	5,701	10,226

NET ASSETS

Beginning of Period

End of Period	$1,631	$894	$4,691	$6,676	$8,479	$9,751	$7,631	$18,880	$5,701	$10,226

See Notes to Financial Statements (This Separate Account commenced operations on August 15, 2000)

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIODS ENDED DECEMBER 31, 2000

	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$29	$22	$9	$105	$119	$2,106	$75			$80

Net realized gain (loss) from security transactions	(9)	(73)		2	9	(271)	(6)	($6)	($59)	(73)

Net unrealized appreciation (depreciation) on investments	(844)	25	18	137	71	(117)	(61)	(114)	(359)	420

Net Increase (Decrease) in Net Assets Resulting from Operations	(824)	(26)	27	244	199	1,718	8	(120)	(418)	427

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	211	275			688	272,763	278			413

Transfers between variable accounts, net	17,658	3,255	736	11,821	6,429	(148,228)	3,875	1,482	3,675	16,334

Transfers—policy charges and deductions	(338)	(168)	(72)	(317)	(235)	(21,135)	(159)	(137)	(374)	(1,034)

Transfers—other	1	(66)			(1)	19	(2)	1	9	(8)

Net Increase in Net Assets Derived from Policy Transactions	17,532	3,296	664	11,504	6,881	103,419	3,992	1,346	3,310	15,705

NET INCREASE IN NET ASSETS	16,708	3,270	691	11,748	7,080	105,137	4,000	1,226	2,892	16,132

NET ASSETS

Beginning of Period

End of Period	$16,708	$3,270	$691	$11,748	$7,080	$105,137	$4,000	$1,226	$2,892	$16,132

(1)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements (This Separate Account commenced operations on August 15, 2000)

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-one subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account has organized and registered with the Securities and Exchange Commission (SEC) nine new Variable Accounts which commenced operations in 2001: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts. The Blue Chip, Aggressive Growth, and Capital Opportunities Variable Accounts commenced operations on May 1, 2001; the Financial Services, Health Sciences, Technology, and Telecommunications Variable Accounts commenced operations on May 23, 2001; the Global Growth Variable Account commenced operations on June 14, 2001; and the Mid-Cap Growth commenced operations on July 9, 2001. The Strategic Value and Focused 30 Variable Accounts, which commenced operations on February 27, 2001 and May 23, 2001, respectively, were organized and registered with the SEC in 2000.

The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

The Separate Account held by PL&A represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2001, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. PL&A also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks PL&A assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by PL&A.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2001 were as follows:

	Variable Accounts

	Blue Chip (1)	Aggressive Growth (1)	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total cost of investments at beginning of year			$1,741	$870	$5,020	$6,892	$11,177

Add: Total net proceeds from policy transactions	$53,500	$30,171	19,297	23,193	60,166	90,192	28,558

Reinvested distributions from the Funds:

(a) Net investment income	26		29	20	215	316

(b) Net realized gain					3,112

Sub-Total	53,526	30,171	21,067	24,083	68,513	97,400	39,735

Less: Cost of investments disposed during the year	3,399	2,074	3,264	8,404	18,997	12,705	13,266

Total cost of investments at end of year	50,127	28,097	17,803	15,679	49,516	84,695	26,469

Add: Unrealized appreciation (depreciation)	101	1,197	1,719	1,693	2,246	323	(3,817)

Total market value of investments at end of year	$50,228	$29,294	$19,522	$17,372	$51,762	$85,018	$22,652

	Financial Services (1)	Health Sciences (1)	Tech- nology (1)	Telecom- munications (1)	Multi- Strategy	Equity Income	Strategic Value (1)

Total cost of investments at beginning of year					$10,036	$7,729

Add: Total net proceeds from policy transactions	$12,868	$16,810	$25,354	$13,284	38,293	137,104	$7,781

Reinvested distributions from the Funds:

(a) Net investment income	28			10	604	613	10

(b) Net realized gain					40	242

Sub-Total	12,896	16,810	25,354	13,294	48,973	145,688	7,791

Less: Cost of investments disposed during the year	2,037	2,044	1,233	2,433	9,336	16,769	1,803

Total cost of investments at end of year	10,859	14,766	24,121	10,861	39,637	128,919	5,988

Add: Unrealized appreciation (depreciation)	390	458	3,252	(47)	558	5,863	368

Total market value of investments at end of year	$11,249	$15,224	$27,373	$10,814	$40,195	$134,782	$6,356

	Growth LT	Focused 30 (1)	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties (1)	Mid-Cap Growth (1)	Global Growth (1)

Total cost of investments at beginning of year	$22,221		$5,417	$10,012

Add: Total net proceeds from policy transactions	162,724	$290	98,645	122,438	$29,629	$19,332	$9,684

Reinvested distributions from the Funds:

(a) Net investment income	763		475	605	35

(b) Net realized gain	11,014		1,043	465

Sub-Total	196,722	290	105,580	133,520	29,664	19,332	9,684

Less: Cost of investments disposed during the year	49,107	99	23,060	11,866	1,825	2,696	112

Total cost of investments at end of year	147,615	191	82,520	121,654	27,839	16,636	9,572

Add: Unrealized appreciation (depreciation)	(17,712)	20	7,560	(1,716)	2,409	1,170	242

Total market value of investments at end of year	$129,903	$211	$90,080	$119,938	$30,248	$17,806	$9,814

	Equity Index	Small-Cap Index	REIT	Inflation Managed (2)	Managed Bond	Money Market	High Yield Bond

Total cost of investments at beginning of year	$17,552	$3,247	$674	$11,611	$7,009	$105,252	$4,061

Add: Total net proceeds from policy transactions	237,263	25,815	34,516	70,677	148,582	1,909,350	75,918

Reinvested distributions from the Funds:

(a) Net investment income	1,235	148	722	930	3,035	36,553	2,455

(b) Net realized gain	301	1,312	40

Sub-Total	256,351	30,522	35,952	83,218	158,626	2,051,155	82,434

Less: Cost of investments disposed during the year	48,402	12,398	7,202	9,296	11,721	862,546	50,375

Total cost of investments at end of year	207,949	18,124	28,750	73,922	146,905	1,188,609	32,059

Add: Unrealized appreciation (depreciation)	(4,277)	(118)	1,348	(436)	(515)	(684)	(1,168)

Total market value of investments at end of year	$203,672	$18,006	$30,098	$73,486	$146,390	$1,187,925	$30,891

(1)	Operations commenced during 2001 (See Note 1 to Financial Statements).
(2)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Equity	Aggressive Equity	Large-Cap Value

Total cost of investments at beginning of year	$1,340	$3,250	$15,711

Add: Total net proceeds from policy transactions	22,935	48,050	75,737

Reinvested distributions from the Funds:

(a) Net investment income	10		373

(b) Net realized gain	586		659

Sub-Total	24,871	51,300	92,480

Less: Cost of investments disposed during the year	5,447	16,598	18,673

Total cost of investments at end of year	19,424	34,702	73,807

Add: Unrealized appreciation (depreciation)	(13)	1,048	1,802

Total market value of investments at end of year	$19,411	$35,750	$75,609

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS Transactions in Separate Account units for the year ended December 31, 2001 were as follows:
	Variable Accounts

	Blue Chip (1)	Aggressive Growth (1)	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total units outstanding at beginning of year			199	84	574	725	1,149

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	1,203	274	1,220	2,083	3,037	4,309	1,842

(b) Transfers between variable accounts, net	5,019	3,264	1,653	278	4,268	8,093	2,506

(c) Transfers—policy charges and deductions	(397)	(176)	(398)	(232)	(936)	(1,333)	(854)

(d) Transfers—other	(3)	(1)	(62)	(532)	(444)	(493)	(1)

Sub-Total	5,822	3,361	2,413	1,597	5,925	10,576	3,493

Total units outstanding at end of year	5,822	3,361	2,612	1,681	6,499	11,301	4,642

	Financial Services (1)	Health Sciences (1)	Tech- nology (1)	Telecom- munications (1)	Multi- Strategy	Equity Income	Strategic Value (1)

Total units outstanding at beginning of year					999	770

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	461	632	540	463	1,860	4,426	354

(b) Transfers between variable accounts, net	958	1,123	3,462	1,560	2,219	11,231	564

(c) Transfers—policy charges and deductions	(56)	(114)	(171)	(79)	(479)	(962)	(187)

(d)Transfers—other	(151)	(131)	(62)	(236)	(431)	(532)

Sub-Total	1,212	1,510	3,769	1,708	3,169	14,163	731

Total units outstanding at end of year	1,212	1,510	3,769	1,708	4,168	14,933	731

	Growth LT	Focused 30 (1)	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties (1)	Mid-Cap Growth (1)	Global Growth (1)

Total units outstanding at beginning of year	2,364		532	1,055

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	5,711	13	3,885	4,018	163	485	15

(b) Transfers between variable accounts, net	18,777	19	5,400	11,939	3,624	1,762	1,077

(c) Transfers—policy charges and deductions	(3,384)	(11)	(1,965)	(1,177)	(126)	(119)	(15)

(d) Transfers—other	(383)		(432)	(3)	(1)	(163)	1

Sub-Total	20,721	21	6,888	14,777	3,660	1,965	1,078

Total units outstanding at end of year	23,085	21	7,420	15,832	3,660	1,965	1,078

(1)	Operations commenced during 2001 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	Equity Index	Small-Cap Index	REIT	Inflation Managed (1)	Managed Bond	Money Market	High Yield Bond

Total units outstanding at beginning of year	1,813	328	66	1,146	688	10,268	416
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	6,500	423	862	1,406	3,097	222,028	411
(b) Transfers between variable accounts, net	18,549	2,204	2,104	4,984	10,507	(105,022)	3,574
(c) Transfers—policy charges and deductions	(1,710)	(1,178)	(323)	(659)	(979)	(14,849)	(1,230)
(d) Transfers—other			(50)		(64)	(727)

Sub-Total	23,339	1,449	2,593	5,731	12,561	101,430	2,755

Total units outstanding at end of year	25,152	1,777	2,659	6,877	13,249	111,698	3,171

	Equity	Aggressive Equity	Large-Cap Value

Total units outstanding at beginning of year	136	344	1,587
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	1,479	3,076	4,442
(b) Transfers between variable accounts, net	1,540	3,799	3,792
(c) Transfers—policy charges and deductions	(411)	(1,954)	(1,821)
(d) Transfers—other		(127)	(281)

Sub-Total	2,608	4,794	6,132

Total units outstanding at end of year	2,744	5,138	7,719

7. FINANCIAL HIGHLIGHTS
Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns as of December 31, 2001 were as follows:
Variable Accounts	AUV at End of Year	Number of Units Outstanding	Total Net Assets	Ratios of Investment Income to Average Net Assets	Total Returns (2)

Blue Chip (3)	$8.63	5,822	$50,228	0.23%	(12.52%)

Aggressive Growth (3)	8.72	3,361	29,294	0.00%	(11.78%)

Emerging Markets	7.47	2,612	19,522	0.38%	(9.32%)

Diversified Research	10.33	1,681	17,372	0.36%	(2.05%)

Small-Cap Equity	7.96	6,499	51,762	13.92%	(1.75%)

International Large-Cap	7.52	11,301	85,018	0.86%	(18.63%)

I-Net Tollkeeper	4.88	4,642	22,652	0.00%	(32.93%)

Financial Services (3)	9.28	1,212	11,249	1.15%	(6.93%)

Health Sciences (3)	10.08	1,510	15,224	0.00%	2.05%

Technology (3)	7.26	3,769	27,373	0.00%	(25.70%)

Telecommunications (3)	6.33	1,708	10,814	0.49%	(36.10%)

Multi-Strategy	9.64	4,168	40,195	2.73%	(0.79%)

Equity Income	9.03	14,933	134,782	1.94%	(7.87%)

Strategic Value	8.69	731	6,356	0.65%	(12.47%)

Growth LT	5.63	23,085	129,903	16.76%	(28.84%)

Focused 30	10.05	21	211	0.00%	0.59%

Mid-Cap Value	12.14	7,420	90,080	3.38%	13.93%

International Value	7.58	15,832	119,938	2.39%	(22.30%)

Capital Opportunities (3)	8.26	3,660	30,248	0.53%	(16.62%)

Mid-Cap Growth (3)	9.06	1,965	17,806	0.00%	(8.34%)

Global Growth (3)	9.11	1,078	9,814	0.00%	(8.61%)

Equity Index	8.10	25,152	203,672	1.50%	(11.18%)

Small-Cap Index	10.13	1,777	18,006	10.34%	2.78%

REIT	11.32	2,659	30,098	6.56%	8.79%

Inflation Managed (1)	10.69	6,877	73,486	3.23%	4.28%

Managed Bond	11.05	13,249	146,390	5.42%	6.65%

Money Market	10.64	111,698	1,187,925	3.59%	3.85%

High Yield Bond	9.74	3,171	30,891	9.15%	1.17%

Equity	7.07	2,744	19,411	7.41%	(20.84%)

Aggressive Equity	6.96	5,138	35,750	0.00%	(16.90%)

Large-Cap Value	9.79	7,719	75,609	2.97%	(3.04%)

(1)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.
(2)
Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Variable Accounts commenced operations during 2001 (See Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors
Pacific Life & Annuity Company:

We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, International Value, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

Annual Report
as of December 31, 2001

•	Pacific Select Exec
Separate Account of
Pacific Life & Annuity Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Pacific Life & Annuity Company
Client Services Department
Mailing Address:
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 85-23210-01